OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule Of Other Accounts Receivable and Prepaid Expenses [Table Text Block]
Other accounts receivable and prepaid expenses consisted of the following:

	December 31,
	2013	2012
Prepaid expenses	$215	$136
Current maturities of long-term receivable (see Note 3)	76	73
Government authorities	13	7
	304	$216